Leases (Schedule of Lease Obligation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [abstract]
Balance - Beginning of year	$ 1,062	$ 1,005
Additions and valuation adjustments	701	116
Repayment of lease obligation	(260)	(188)
Accreted interest	146	108
Currency translation adjustment	3	21
Balance - End of year	1,652	1,062
Less: Current portion	265	109
Non-current portion	$ 1,387	$ 953